CONSOLIDATED BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
CONSOLIDATED BUSINESS SEGMENT INFORMATION [Abstract]
CONSOLIDATED BUSINESS SEGMENT INFORMATION
7.	CONSOLIDATED BUSINESS SEGMENT INFORMATION

IFRS 8 “Operating Segments” requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Board of Directors.

The Company analyzes its businesses into four segments (i) Natural Gas Transportation Services, subject to ENARGAS regulations, (ii) Liquids Production and Commercialization, (iii) Midstream and (iv) Telecommunications. These last three business segments are not regulated by ENARGAS. Liquids Production and Commercialization business segment is regulated by the SE.

Non-current assets are mostly located in the entity´s country of domicile.

Year ended December 31, 2024
	Natural Gas	Liquids Production
	Transportation	and Commercialization	Midstream	Telecommunications	Eliminations	Total
Revenues	441,126,075	556,662,454	215,735,400	6,242,358	-	1,219,766,287
Intersegment revenues	12,225,323	-	-	-	(12,225,323)	-
Cost of sales	(214,108,970)	(290,377,540)	(78,098,713)	(4,880,237)	12,225,323	(575,240,137)
Administrative expenses	(32,462,812)	(8,472,119)	(6,065,736)	(427,015)	-	(47,427,682)
Selling expenses	(26,539,048)	(33,905,257)	(15,936,033)	(859,440)	-	(77,239,778)
Other operating results	586,815	(752,088)	980,678	(14)	-	815,391
Reversal of Impairment of PPE	39,625,359	-	-	-	-	39,625,359
Operating profit	220,452,742	223,155,450	116,615,596	75,652	-	560,299,440
Depreciation of property, plant and equipment	(85,480,973)	(10,098,147)	(34,086,894)	-	-	(129,666,014)

	Natural Gas	Liquids Production
	Transportation	and Commercialization	Midstream	Telecommunications	Total
Identifiable assets	1,678,594,812	513,073,552	1,167,522,068	35,407,828	3,394,598,260
Identifiable liabilities	629,426,008	65,330,564	463,516,589	2,812,920	1,161,086,081

Year ended December 31, 2023
	Natural Gas	Liquids Production
	Transportation	and Commercialization	Midstream	Telecommunications	Eliminations	Total
Revenues	215,700,088	577,973,122	186,437,633	5,941,925	-	986,052,768
Intersegment revenues	6,117,255	-	-	-	(6,117,255)	-
Cost of sales	(197,658,280)	(352,652,516)	(71,002,883)	(4,876,237)	6,117,255	(620,072,661)
Administrative expenses	(31,810,591)	(6,979,268)	(5,383,104)	(349,366)	-	(44,522,329)
Selling expenses	(17,217,181)	(31,410,441)	(16,731,790)	(888,410)	-	(66,247,822)
Other operating results	(1,771,180)	(168,743)	287,561	-	-	(1,652,362)
Operating (loss) / profit	(26,639,889)	186,762,154	93,607,417	(172,088)	-	253,557,594
Depreciation of property, plant and equipment	(88,314,370)	(9,805,661)	(33,905,018)	-	-	(132,025,049)

	Natural Gas	Liquids Production
	Transportation	and Commercialization	Midstream	Telecommunications	Total
Identifiable assets	1,444,330,728	725,696,633	1,094,667,183	57,923,024	3,322,617,568
Identifiable liabilities	709,021,719	51,099,211	651,222,230	47,925,724	1,459,268,884

Year ended December 31, 2022
	Natural Gas	Liquids Production
	Transportation	and Commercialization	Midstream	Telecommunications	Eliminations	Total
Revenues	275,616,557	706,714,914	127,129,881	6,234,847	-	1,115,696,199
Intersegment revenues	7,898,618	-	-	-	(7,898,618)	-
Cost of sales	(199,080,020)	(398,638,883)	(57,014,540)	(4,454,311)	7,898,618	(651,289,136)
Administrative expenses	(28,690,508)	(5,623,469)	(4,253,540)	(455,168)	-	(39,022,685)
Selling expenses	(20,474,511)	(38,911,133)	(9,065,317)	(742,955)	-	(69,193,916)
Other operating results	(1,223,026)	257,283	446,984	-	-	(518,759)
Operating profit	34,047,110	263,798,712	57,243,468	582,413	-	355,671,703
Depreciation of property, plant and equipment	(97,552,517)	(8,873,439)	(26,302,693)	-	-	(132,728,649)

	Natural Gas	Liquids Production
	Transportation	and Commercialization	Midstream	Telecommunications	Total
Identifiable assets	1,521,667,971	540,912,935	697,580,135	34,370,600	2,794,531,641
Identifiable liabilities	465,485,775	53,855,153	432,437,294	30,618,450	982,396,672